EQUITY - Remuneration to Shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Minimum mandatory dividend (as a percent)	25.00%
Allocation of the residual result for the year
Fiscal year balance assignment	R$ 5,646,141	R$ 6,338,688	R$ 11,195,036
Legal reserve	(282,307)	(316,934)
Realization of the revaluation reserve	2,351	2,757
Prescribed Dividends		4,044
CEEE GT split adjustments	(33,534)
IFRS 9 and IFRS 15 adjustments		182,523
Mandatory Dividends	(1,340,958)	(1,507,139)
Retained earnings to be allocated	3,991,693	4,703,939
Constitution of Statutory Reserves and Profit Retention Reserve	R$ (3,991,693)	R$ (4,703,939)
Class A
EQUITY
Minimum mandatory dividend (as a percent)	8.00%
Minimum Remuneration For Preferred Shares, Percentage	8.00%
Class B
EQUITY
Minimum mandatory dividend (as a percent)	6.00%
Minimum Remuneration For Preferred Shares, Percentage	6.00%